Cover Page Cover Page	Aug. 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 13, 2021
Entity File Number	000-19599
Entity Registrant Name	WORLD ACCEPTANCE CORP
Entity Incorporation, State or Country Code	SC
Entity Tax Identification Number	57-0425114
Entity Address, Address Line One	104 South Main Street, Suite 400
Entity Address, City or Town	Greenville,
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29601
City Area Code	(864)
Local Phone Number	298-9800
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	WRLD
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000108385